Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Data

(25) Unaudited Quarterly Data

Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2011	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	174,154	26,466	137,316	21,245	116,963	18,289	109,213	17,352	537,645	85,423
Gross profit	45,136	6,859	22,527	3,485	10,367	1,621	7,442	1,182	85,472	13,580
Net income	23,644	3,593	6,120	947	(4,902)	(766)	(3,782)	(601)	21,081	3,349
Basic and diluted earnings per share	1.81	0.275	0.47	0.07	(0.38)	(0.06)	(0.29)	(0.05)	1.61	0.26